Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 30, 2021 GBP (£)
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		$ 3,786	$ 3,772
Notional amount	$ 3,500	999	999	£ 2.6
Foreign currency translation adjustments to OCI		(61)	(12)
Cash and cash equivalents		778	1,787
Trade and other receivables		1,057	1,151
Other financial assets		370	664
Fair value of contracts outstanding		$ (99)	$ (100)
Percent of change in revenue due to foreign currency translation		1.00%	1.00%
Percent of change in operating expenses due to foreign currency translation		1.00%	1.00%
Purchase price		$ 18	$ 167
Net Proceeds Used For General Corporate Purposes			999
Derivative financial assets		$ 99	100
Percentage strengthening of US dollar against other foreign currencies		10.00%
Target net debt to adjusted EBITDA		2.5x
Foreign exchange gains		$ 27	9
Equity method investments		6,736	$ 1,136
Market value of LSEG shares		$ 6,800
Thomson Reuters Ownership of YPL [member]
Disclosure of detailed information about financial instruments [Line Items]
Number of shares held in associate | shares		72.4
Lseg Shares [Member]
Disclosure of detailed information about financial instruments [Line Items]
Equity method investments		$ 680
Equity interests of acquirer		$ 6,800
Percentage of increase decrease in share price due to indirect investment in LSEG		10.00%
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains	19
Net foreign exchange gain		$ 11
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held			45.00%
Total number of share issued - warrant exercise | shares		4.5
Note Repayments Before Maturity [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt repaid			$ 640
Credit Facility Covenant- Acquisitions [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchase price		$ 500
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		99	100
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount			0
Fair value of contracts outstanding	$ 19
Forward interest rate swaps - cash flow hedges [member] | Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Fair Value Gain (Loss) Through Earnings			10
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		$ 778	1,787
Percentage of cash and cash equivalents at A- or above rated institutions		94.00%
Derivative financial assets		$ 99	100
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		$ 99	100
Hedge ratio of swap to debt amounts		1:1
Cross-currency interest rate swaps [member] | Net Interest Expense [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains		$ 9	97
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		1,800
Commercial papers issued			630
Commercial paper borrowings outstanding		$ 0	$ 0
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted-average interest rate		4.10%	4.10%
Credit Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 1,800
Maturity date		December 2024
Credit facility, rate of interest added to reference rate		112.50%
Additional commitment from lenders		$ 600
Borrowings		0	$ 0
Maximum CreditFacility Agreement		$ 2,400
Proceeds from non-current borrowings			1,000
Repayments of non-current borrowings			$ 1,000
Ratio of net debt to ebitda under credit facility		1.5
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held		50.00%
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		4.5
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member] | Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		5.0